3: Growth & Income Portfolio

FIRST FUNDS TRUST

First Funds Growth & Income Portfolio

First Funds Capital Appreciation Portfolio

First Funds Bond Portfolio

First Funds Intermediate Bond Portfolio

SUPPLEMENT DATED MAY 18, 2001,

TO THE OCTOBER 28, 2000,

STATEMENT OF ADDITIONAL INFORMATION

This supplement provides new information beyond that contained in the
Statement of Additional Information ("SAI"),
and should be read in conjunction with such SAI.

The last sentence to the fourth paragraph under the heading "Portfolio Transactions" is amended to read:

"During the fiscal year ended June 30, 2000, First Funds directed brokerage transactions to brokers for research services totaling 304,586 in shares and $32,270 in related commissions."

The second sentence to the seventh paragraph under the heading "Portfolio Transactions" is amended to read:

"The Capital Appreciation Portfolio paid brokerage commissions in the amounts of $236,998 and $32,472 during the fiscal years ended June 30, 2000 and 1999 and $57,106 for the fiscal period ended June 30, 1998."